                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
Check here if Amendment [ ]; Amendment Number:


This Amendment (Check only one.):                [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                         Name:                   Shaker Investments, L.L.C.
                         Address:                2000 Auburn Drive
                                                 Suite 300
                                                 Cleveland, Ohio 44122
                         13F File Number:        28-05322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:                         Edward P. Hemmelgarn
Title:                        President & CEO
Phone:                        216-292-2950
Signature,                    Place,                      and Date of Signing:
 Edward P. Hemmelgarn         Cleveland, Ohio             May 13, 2005



--------------------------------------------------------
Report Type (Check only one.):
                                       [X]  13F HOLDINGS REPORT.
                                       [ ]  13F NOTICE.
                                       [ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         60
Form 13F Information Table Value Total:         $552,027 (thousands)

List of Other Included Managers:


No.  13F File Number                            Name

                                                                                                              Voting
                                Title of                 Value     Shrs or  SH/   PUT/  Investment  Other    authority
Name of Issuer                   Class      Cusip       (000's)    prn amt  PRN   Call  Discretion  Managers    Sole    Shared  None
International Rectifier                    460254105     31,450    691,200  SH             Sole                691,200
Fair Isaac Corporation                     303250104     30,766    893,328  SH             Sole                893,328
Cerner Corporation                         156782104     28,808    548,612  SH             Sole                548,612
Verisign Inc.                              92343E102     23,209    808,659  SH             Sole                808,659
Qiagen, N.V.                               N72482107     23,104  1,935,010  SH             Sole              1,935,010
Eclipsys Corp.                             278856109     21,919  1,415,986  SH             Sole              1,415,986
Invitrogen Corp.                           46185R100     21,313    307,985  SH             Sole                307,985
Nordstrom, Inc.                            655664100     20,747    374,626  SH             Sole                374,626
Royal Caribbean Cruises                    V7780T103     20,414    456,791  SH             Sole                456,791
Microchip Technology                       595017104     18,074    694,871  SH             Sole                694,871
Fiserv Inc.                                337738108     17,205    432,282  SH             Sole                432,282
Symantec Corp                              871503108     16,989    796,477  SH             Sole                796,477
Cognizant Tech Solutions                   192446102     16,823    364,137  SH             Sole                364,137
Pogo Producing Co Com                      730448107     15,292    310,555  SH             Sole                310,555
Flextronics Int'l Ltd.                     Y2573F102     14,564  1,209,625  SH             Sole              1,209,625
QLogic Corp                                747277101     14,483    357,595  SH             Sole                357,595
E Trade Group Inc                          269246104     14,476  1,206,349  SH             Sole              1,206,349
D. R. Horton Inc.                          23331A109     12,278    419,888  SH             Sole                419,888
Gevity HR Inc.                             374393106     11,923    623,566  SH             Sole                623,566
Pulte Corporation                          745867101     11,483    155,961  SH             Sole                155,961
Tessera Technologies Inc                   88164L100     11,119    257,206  SH             Sole                257,206
Scottish Re Group Limited                  G7885T104     11,016    489,160  SH             Sole                489,160
Integra Life Sciences                      457985208     10,936    310,506  SH             Sole                310,506
Pioneer Natural Resources Co.              723787107     10,872    254,490  SH             Sole                254,490
Power Integrations                         739276103     10,870    520,350  SH             Sole                520,350

Imax Corporation                           45245E109     10,719  1,160,116  SH             Sole              1,160,116
Children's Place                           168905107     10,441    218,655  SH             Sole                218,655
American Healthways, Inc.                  02649V104      9,702    293,835  SH             Sole                293,835
Ultralife Batteries                        903899102      7,913    462,195  SH             Sole                462,195
Overnite Corp.                             690322102      7,736    241,825  SH             Sole                241,825
Intersil Corp.- CL A                       46069S109      7,628    440,408  SH             Sole                440,408
Global Santa Fe Corp.                      G3930E101      7,224    195,020  SH             Sole                195,020
Newport Corp.                              651824104      6,592    454,965  SH             Sole                454,965
Remington Oil & Gas Company                759594302      5,569    176,690  SH             Sole                176,690
Hot Topic Inc.                             441339108      5,366    245,595  SH             Sole                245,595
Silicon Laboratories                       826919102      5,231    176,060  SH             Sole                176,060
PMC-Sierra Inc.                            69344F106      4,684    532,240  SH             Sole                532,240
Tibco Software Inc.                        88632Q103      4,151    557,115  SH             Sole                557,115
Infocus Corporation                        45665B106      4,126    718,750  SH             Sole                718,750
Cisco Systems, Inc.                        17275R102      2,173    121,477  SH             Sole                121,477
@ Road Inc                                 04648K105      2,039    497,400  SH             Sole                497,400
Marvell Technology Group Ltd.              G5876H105      1,507     39,300  SH             Sole                 39,300
Nitromed Inc                               654798503      1,337     77,255  SH             Sole                 77,255
Nam Tai Electronics Inc.                   629865205      1,064     40,000  SH             Sole                 40,000
OmniVision Technologies Inc.               682128103        909     60,000  SH             Sole                 60,000
Abiomed Inc.                               003654100        694     65,570  SH             Sole                 65,570
Flagstar Bancorp Inc                       337930101        665     34,000  SH             Sole                 34,000
Veritas Software                           923436109        590     25,400  SH             Sole                 25,400
Lam Research Corp.                         512807108        548     19,000  SH             Sole                 19,000
Noble Corp                                 g65422100        438      7,800  SH             Sole                  7,800
Maxim Integrated Products                  57772K101        392      9,590  SH             Sole                  9,590
Seagate Technology                         g7945J104        391     20,000  SH             Sole                 20,000
FedEx Corporation                          31428X106        376      4,000  SH             Sole                  4,000
Joy Global Capitial                        481165108        316      9,022  SH             Sole                  9,022
Petro-Canada                               71644E102        289      5,000  SH             Sole                  5,000
Axesstel Inc.                              05459T101        285     65,000  SH             Sole                 65,000
Mesa Air Group Inc                         590479101        260     37,180  SH             Sole                 37,180
F5 Networks, Inc.                          315616102        252      5,000  SH             Sole                  5,000


Computer Sciences                          205363104        229      5,000  SH             Sole                  5,000
Interstate Bakeries Corporation            46072H108         59     10,000  SH             Sole                 10,000


                                                        552,027